                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07359
                                   ---------

                          HYPERION STRATEGIC BOND FUND
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

ONE LIBERTY PLAZA, 165 BROADWAY 36TH FL., NEW YORK NY      10006-1404
------------------------------------------------------------------------------
(Address of principal executive offices)          (Zip code)

THOMAS F. DOODIAN   ONE LIBERTY PLAZA, 165 BROADWAY, NEW YORK NY 10006-1404
------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-549-8400

Date of fiscal year end:  JULY 31, 2005
                         --------------------
Date of reporting period: APRIL 30, 2005
                         --------------------

HYPERION STRATEGIC BOND FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
April 30, 2005

                                                                                              Principal
                                                                     Interest                   Amount
                                                                       Rate       Maturity      (000s)         Value
                                                                    ----------   ----------   ---------   ----------------
ASSET-BACKED SECURITIES - 31.0%
  AQ Finance NIM Trust
    Series 2003-N11A, Class Note* .............................          7.14%    11/25/33    $    244    $        243,494
  Argent NIM Trust
    Series 2004-WN3, Class B* .................................          6.00     03/25/34       1,654           1,588,172
  CDC Mortgage Capital Trust
    Series 2003-HE1N, Class Note* .............................         10.00     08/25/33          63              62,909
  First Franklin Mortgage Loan Trust
    Series 2003-FF5, Class B* (c) .............................     6.00/6.50     02/25/34       1,000             922,504
    Series 2004-FFH2, Class B1*  (b) ..........................          6.52+    06/25/34       3,000@          2,833,827
    Series 2004-FF8, Class B4* (b) ............................          6.52+    10/25/34       1,000             921,945
                                                                                                          ----------------
                                                                                                                 4,678,276
                                                                                                          ----------------

  Green Tree Financial Corp.
    Series 1998-04, Class M1 ..................................          6.83     03/01/28       2,000             740,000
    Series 1998-03, Class M1 ..................................          6.86     03/01/30       2,000             760,000
    Series 1997-7, Class B1 ...................................          6.99     07/15/29       2,836             396,993
    Series 1997-3, Class M1 ...................................          7.53     03/15/28       2,500           1,575,000
    Series 1996-9, Class M1 ...................................          7.63     01/15/28       2,300           2,001,000
                                                                                                          ----------------
                                                                                                                 5,472,993
                                                                                                          ----------------

  Lehman ABS  Manufactured Housing
    Series 2001-B, Class M1 ...................................          6.63     03/15/28       4,000@          3,913,040
  Long Beach Asset Holdings Corp.
    Series 2003-3, Class N1* ..................................          7.26     07/25/33          58              58,141
  Long Beach Mortgage Loan Trust
    Series 2005-1, Class B1*  (b) .............................          6.27+    02/25/35       5,000@          4,539,055
    Series 2002-5, Class M4B ..................................          6.00     11/25/32       5,000@          4,939,935
                                                                                                          ----------------
                                                                                                                 9,478,990
                                                                                                          ----------------

  Mid-State Trust
    Series 2004-1, Class B ....................................          8.90     08/15/37       3,507@          3,761,848
  Park Place Securities NIM Trust
    Series 2005-WCH1, Class C* ................................          9.00     01/20/35       1,125           1,117,969
  Renaissance NIM Trust
    Series 2003-D, Class Note* ................................          6.66     03/26/34         336             335,978
  Sail Net Interest Margin Notes
    Series 2004-BN2A, Class B* ................................          7.00     12/27/34       1,963           1,899,738
    Series 2003-5, Class A* ...................................          7.35     06/27/33         215             213,116
    Series 2003-3, Class A* ...................................          7.75     04/27/33         136             136,482
    Series 2004-2A, Class B* ..................................          8.00     03/27/34       2,465           2,169,200
                                                                                                          ----------------
                                                                                                                 4,418,536
                                                                                                          ----------------

  Structured Asset Investment Loan Trust
    Series 2004-4, Class B* (c) ...............................     5.00/5.50     04/25/34       2,858           2,495,960
    Series 2004-11, Class B* (c) ..............................     5.00/5.50     01/25/35       3,999           3,471,144
    Series 2003-BC13, Class B*  (a)(c) ........................     6.00/6.50     11/25/33       3,750@          3,474,990
    Series 2004-3, Class B* (c) ...............................     6.00/6.50     04/25/34       2,500           2,288,878
                                                                                                          ----------------
                                                                                                                11,730,972
                                                                                                          ----------------

  Wells Fargo Alternative Loan Trust
    Series 2005-1, Class B5 ...................................          5.50     02/25/35         326             215,085
    Series 2005-1, Class B6 ...................................          5.50     02/25/35         434             143,241
                                                                                                          ----------------
                                                                                                                   358,326
                                                                                                          ----------------

TOTAL ASSET-BACKED SECURITIES
           (Cost - $48,002,262) ...............................                                                 47,219,644
                                                                                                          ----------------

HYPERION STRATEGIC BOND FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
April 30, 2005

                                                                                         Principal
                                                                  Interest                 Amount
                                                                    Rate     Maturity      (000s)         Value
                                                                  --------  ----------   ---------   ----------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 82.2%
SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS - 24.9%
  ARC Subordinated Participating
    Class B-3 .................................................     6.72     02/11/06       3,179           3,179,287
  Harborview Mortgage Loan Trust
    Series 2005-1, Class B4* (b) ..............................     4.73+    03/19/35       1,168             985,048
    Series 2005-1, Class B5* (b) ..............................     4.73+    03/19/35       1,703           1,104,465
    Series 2005-1, Class B6* (b) ..............................     4.73+    03/19/35       2,191             493,062
                                                                                                     ----------------
                                                                                                            2,582,575
                                                                                                     ----------------

  Pierre Laclede Center B-Participating .......................     6.41     03/07/09      15,000          14,868,750
  Shidler B-Note Participating ................................     5.85     01/09/07      10,000          10,000,000
  Sunset Media Subordinated Participating
    Class 3B ..................................................     7.01     12/11/06       2,148           2,147,962
  Wachovia Capital Center .....................................     6.22     02/01/08       5,000           5,000,000
TOTAL SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS
           (Cost - $37,941,501) ...............................                                            37,778,574
                                                                                                     ----------------

  Banc America Commercial Mortgage, Inc.
    Series 2004-6, Class F* ...................................     5.17+    12/10/42       2,500@          2,470,882
    Series 2002-PB2, Class K* .................................     6.29     06/11/35       2,000           2,073,820
                                                                                                     ----------------
                                                                                                            4,544,702
                                                                                                     ----------------

  Banc America Large Loan, Inc.
    Series 2005-BOCA, Class L .................................     4.65+    06/15/18       1,698           1,697,995
  Bear Stearns Commercial Mortgage Securities
    Series 2004-ESA, Class A3* ................................     4.74     05/14/16       3,500@          3,537,566
    Series 2004-PWR6, Class F* ................................     5.45     11/11/41       2,250@          2,262,195
    Series 2004-PWR5, Class F .................................     5.48     07/11/42       3,500@          3,492,300
    Series 2004-PWR6, Class G .................................     5.48     11/11/41       1,000             998,625
    Series 1999-C1, Class J* ..................................     5.64     02/14/31       2,390              39,196
    Series 1999-C1, Class K* ..................................     5.64     02/14/31       1,767                   0
                                                                                                     ----------------
                                                                                                           10,329,882
                                                                                                     ----------------

  Chase Commercial Mortgage Securities Corp.
    Series 2000-2, Class J* ...................................     6.65     07/15/10       7,387           4,127,303
  Churchill Hotel B Notes .....................................     6.48     08/09/06       1,426           1,425,852
  Commercial Mortgage Acceptance Corp.
    Series 1998-C2, Class F* ..................................     5.44+    09/15/30       5,000@          5,078,150
  Credit Suisse First Boston Mortgage Securities Corp.
    Series 2003-C3, Class J* ..................................     4.23     04/15/38       1,200           1,041,624
    Series 2004-C5, Class F* ..................................     5.32+    11/15/37       3,000@          2,983,281
                                                                                                     ----------------
                                                                                                            4,024,905
                                                                                                     ----------------

  First Union National Bank Commercial Mortgage
    Series 2001-C2, Class K* ..................................     6.46     01/12/43       1,499           1,546,503
  Greenwich Capital Commercial Funding Corp.
    Series 2005-GG3, Class G* .................................     5.44+    08/10/42       5,000@          4,993,470
  Heller Financial Commercial Mortgage Asset
    Series 2000-PH1, Class G* .................................     6.75     01/17/34       2,925           3,176,492
  JP Morgan Commercial Mortgage Finance Corp.
    Series 1999-C7, Class F* ..................................     6.00     10/15/35       6,000@          6,154,020
  LB-UBS Commercial Mortgage Trust
    Series 2002-C2, Class V** .................................     0.00     07/15/35          (0)                  0
    Series 2001-C7, Class J* ..................................     5.87     12/01/31       3,662@          3,510,668
    Series 2001-C7, Class L* ..................................     5.87     12/01/31       3,299           2,763,978
    Series 2005-C1, Class G* ..................................     5.16+    02/15/40       4,286@          4,287,672
                                                                                                     ----------------
                                                                                                           10,562,318
                                                                                                     ----------------

  Morgan Stanley Cap I Inc.
    Series 2004-HQ4, Class G* .................................     5.36+    04/14/40       1,000             995,810
    Series 1998-WF1, Class F* .................................     7.30     03/15/30       5,000@          5,297,450
                                                                                                     ----------------
                                                                                                            6,293,260
                                                                                                     ----------------

  Mortgage Capital Funding, Inc.
    Series 1996-MC1, Class G* .................................     7.15     06/15/06       2,900@          2,984,767
  Nationslink Funding Corp.
    Series 1998-2, Class F* ...................................     7.11     08/20/30       5,625@          6,247,074
  PNC Mortgage Acceptance Corp.
    Series 2001-C1, Class H* ..................................     5.91     03/12/34       1,875           1,901,100
  Salomon Brothers Mortgage Securities VII, Inc.
    Series 1999-C1, Class H ...................................     7.00+    05/18/32       6,700@          7,140,659
  Wachovia Bank Commercial Mortgage Trust
    Series 2002-C2, Class P* ..................................     4.94     11/15/34      10,044           2,978,045
    Series 2003-C3, Class J* ..................................     4.98     02/15/35       2,045           1,937,993
                                                                                                     ----------------
                                                                                                            4,916,038
                                                                                                     ----------------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
           (Cost - $118,372,030) ..............................                                           124,923,064
                                                                                                     ----------------

HYPERION STRATEGIC BOND FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
April 30, 2005

                                                                                             Principal
                                                                      Interest                 Amount
                                                                        Rate     Maturity      (000s)         Value
                                                                      --------  ----------   ---------   ----------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 17.3%
SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS - 17.3%
  Citicorp Mortgage Securities, Inc.
    Series 2003-4, Class B4 .......................................     5.00     03/25/18         308             292,607
    Series 2003-4, Class B5 .......................................     5.00     03/25/18         154             133,058
    Series 2003-4, Class B6 .......................................     5.00     03/25/18         309             206,902
    Series 2003-5, Class B4 .......................................     5.34+    04/25/33         526             490,975
    Series 2003-5, Class B5 .......................................     5.34+    04/25/33         351             267,771
    Series 2003-5, Class B6 .......................................     5.34+    04/25/33         527             279,190
    Series 2002-11, Class B4* .....................................     5.83+    11/25/32         997             975,116
    Series 2002-11, Class B5 ......................................     5.83+    11/25/32         499             444,327
    Series 2002-11, Class B6* .....................................     5.83+    11/25/32         749             561,762
                                                                                                         ----------------
                                                                                                                3,651,708
                                                                                                         ----------------

  G3 Mortgage Reinsurance Ltd.
    Series 1, Class EH* ...........................................    23.00+    05/25/08       2,424           2,714,754
  Residential Finance Limited Partnership
    Series 2002-A, Class B7 .......................................     8.61+    10/10/34       3,380           3,408,899
  Residential Funding Mortgage Sec I
    Series 2003-S6, Class B1 ......................................     5.00     04/25/18         184             164,619
    Series 2003-S6, Class B2 ......................................     5.00     04/25/18          92              68,885
    Series 2003-S6, Class B3 ......................................     5.00     04/25/18         184              65,545
                                                                                                         ----------------
                                                                                                                  299,049
                                                                                                         ----------------

  Resix Financial Ltd.
    Series 2004-C, Class B7* ......................................     6.41+    09/10/36       1,984           2,019,123
    Series 2004-A, Class B8* ......................................     7.91+    02/10/36         862             887,505
    Series 2003-D, Class B7* ......................................     8.66+    12/10/35       2,933           3,035,587
    Series 2005-A, Class B9* ......................................     8.66+    03/10/37       1,373           1,373,437
    Series 2003-CB1, Class B8* ....................................     9.66+    06/10/35       1,136           1,186,641
    Series 2005-A, Class B10* .....................................    11.40+    03/10/37       1,071           1,071,281
    Series 2004-A, Class B11* .....................................    17.40+    02/10/36         985           1,033,986
                                                                                                         ----------------
                                                                                                               10,607,560
                                                                                                         ----------------

  Washington Mutual
    Series 2005-AR2, Class B11(b) .................................     4.03+    01/25/45       4,781           2,922,855
    Series 2005-AR2, Class B12(b) .................................     4.03+    01/25/45       4,096             737,238
    Series 2003-S3, Class CB5 .....................................     5.40+    06/25/33       1,156             962,484
    Series 2003-S3, Class CB6 .....................................     5.40+    06/25/33       1,156             583,548
                                                                                                         ----------------
                                                                                                                5,206,125
                                                                                                         ----------------

  Wells Fargo Mortgage Backed Securities Trust
    Series 2005-AR4, Class B6 .....................................     4.59     04/25/35       1,201             426,384
TOTAL SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS
           (Cost - $24,853,165) ...................................                                            26,314,479
                                                                                                         ----------------

TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
           (Cost - $24,853,165) ...................................                                            26,314,479
                                                                                                         ----------------

                                                                                             Shares

PREFERRED STOCKS - 11.4%
  Apartment Investment & Management Co., Series Y, 7.88% (REIT)                                40,000           1,008,000
  CBL & Associates Prpoperties, Inc., Series D, 7.38% (REIT) ......                            80,000           2,032,000
  Cousins Properties, Inc., Series B, 7.50% .......................                            80,000           2,022,400
  Innkeepers USA, Series C, 8.00% (REIT) ..........................                            30,000             759,900
  Istar Financial, Inc., Series E, 7.88% (REIT) ...................                            25,000             642,250
  Kilroy Reality Corp., Series F, 7.50% (REIT) ....................                            80,000           2,007,200
  Prologis Trust, Series F, 6.75% (REIT) ..........................                            47,378           1,208,139
  Public Storage, Inc., Series B, 7.13% (REIT) ....................                            40,000           1,039,200
  Regency Centers Corp., 7.25% (REIT) .............................                            80,000           2,044,000
  SL Green Reality Corp., Series D, 7.88% (REIT) ..................                           100,000           2,550,000
  United Dominion Realty, Series B, 8.60% (REIT) ..................                            15,285             411,166
  Vornado Realty Trust, Series E, 7.00% (REIT) ....................                            60,000           1,551,000
                                                                                                         ----------------

TOTAL PREFERRED STOCKS
           (Cost - $16,960,684) ...................................                                            17,275,255
                                                                                                         ----------------

TOTAL INVESTMENTS - 141.9%
           (Cost - $208,188,141)++ ................................                                           215,732,442
LIABILITIES IN EXCESS OF OTHER ASSETS - (41.9)% ...................                                           (63,726,607)
                                                                                                         ----------------
NET ASSETS - 100.0% ...............................................                                      $    152,005,835
                                                                                                         ================

See notes to financial statements.

@     -  Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

* - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

**    -  Acquired in connection with purchase of LB-UBS Commercial Mortgage
         Trust Series 2002-C2 Classes Q, S, T, and U.

+     -  Variable Rate Security - Interest rate is the rate in effect April 30,
         2005.

(a) - Interest rate and principal amount are based on the notional amount of the underlying mortgage pools.

(b) - Security is a "step up" bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

(c) - Security is a "step up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

REIT  -  Real Estate Investment Trust.

++    -  At April 30, 2005, the aggregate cost of investments for income tax purposes was $208,188,141. Net unrealized appreciation aggregated $7,544,301 of which $11,741,093 related to appreciated investment securities and $4,196,792 related to depreciated investment securities.

HYPERION STRATEGIC BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS
April 30, 2005

Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities ("MBS") and other debt securities for which market quotations are not readily available at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

Reverse Repurchase agreements: Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its Trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At April 30, 2005, the Fund had the following reverse repurchase agreements outstanding:

                                                                                             Maturity
 Face Value                                Description                                        Amount
-----------   --------------------------------------------------------------------------   ------------
$ 2,807,000   Bank of America, 3.50%,  dated 04/20/05, maturity date 05/20/05              $  2,815,187
  1,994,000   Bank of America, 3.50 %,  dated 04/20/05, maturity date 05/20/05                1,999,816
  3,316,000   Bear Stearns, 3.02 %,  dated 04/21/05, maturity date 05/04/05                   3,319,612
  2,838,000   Bear Stearns, 3.51%,  dated 03/11/05, maturity date 06/20/05                    2,865,947
  3,724,000   Bear Stearns, 3.62%,  dated 03/14/05, maturity date 06/20/05                    3,760,698
  1,773,000   Bear Stearns, 3.46%,  dated 03/18/05, maturity date 05/19/05                    1,783,565
  4,595,000   Bear Stearns, 3.56%,  dated 03/18/05, maturity date 05/19/05                    4,623,172
  2,762,000   Bear Stearns, 3.57%,  dated 04/21/05, maturity date 05/04/05                    2,765,557
  5,509,000   Bear Stearns, 3.57%,  dated 04/21/05, maturity date 05/04/05                    5,516,095
  2,456,000   Credit Suisse First Boston, 3.43%,  dated 04/22/05, maturity date 05/06/05      2,459,276
  3,914,000   Goldman Sachs, 3.07%,  dated 04/14/05, maturity date 05/12/05                   3,923,346
  2,842,000   Goldman Sachs, 3.05%,  dated 04/22/05, maturity date 05/06/05                   2,845,371
  3,987,000   Greenwich Capital, 3.49%,  dated 04/18/05, maturity date 05/18/05               3,998,596
  3,423,000   Greenwich Capital, 3.54%, dated 04/18/05, maturity date 05/18/05                3,433,098
  2,124,000   Greenwich Capital, 3.56%, dated 04/26/05, maturity date 05/26/05                2,130,301
  4,663,000   JP Morgan, 3.40%, dated 03/10/05, maturity date 05/10/05                        4,689,864
  3,603,000   Lehman Brothers, 3.31%, dated 04/21/05, maturity date 05/04/05                  3,607,307
  2,600,000   Lehman Brothers, 3.71%, dated 04/26/05, maturity date 05/26/05                  2,608,038
  3,390,000   Lehman Brothers, 3.46%, dated 04/27/05, maturity date 05/26/05                  3,399,449
  3,910,000   Morgan Stanley, 3.40%, dated 04/21/05, maturity date 05/04/05                   3,914,801
-----------                                                                                ------------
$66,230,000
-----------

HYPERION STRATEGIC BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS
April 30, 2005

Maturity Amount, Including Interest Payable                                                $ 66,459,096
                                                                                           ------------

Market Value of Assets Sold Under Agreements                                               $ 83,902,790
                                                                                           ------------

Weighted Average Interest Rate                                                                     3.43%
                                                                                           ------------

The average daily balance of reverse repurchase agreements outstanding during the three months ended April 30, 2005, was approximately $50,726,989 at a weighted average interest rate of 3.24%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $68,071,397 as of March 24, 2005, which was 31.09% of total assets.

Swap agreements: The Fund may enter into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market daily based upon a quotation from the market maker (which is typically the counterparty to the swap agreement) and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net cash payments on interest rate swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates.

At April 30, 2005, the following swap agreements were outstanding:

                                                                                            Net Unrealized
                  Expiration                                                                 Appreciation/
Notional Amount     Date                              Description                            Depreciation
---------------   ----------   ----------------------------------------------------------   --------------
 $ 15,000,000      06/18/13    Agreement with Goldman Sachs Capital Markets, LP, dated      $     554,991
                               06/26/03 to pay semi-annually the notional amount
                               multiplied by 3.853% and to receive quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.

   15,000,000      12/21/14    Agreement with Goldman Sachs Capital Markets, LP, dated           (166,487)
                               12/17/04 to pay semi-annually the notional amount
                               multiplied by 4.605% and to receive quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.

                                                                                            $     388,504
                                                                                            -------------

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

     (b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.


Item 3. Exhibits

     (a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hyperion Strategic Bond Fund, Inc.


By:  /s/ Clifford E. Lai
     Clifford E. Lai
     Principal Executive Officer

Date:  June 29, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Clifford E. Lai
         Clifford E. Lai
         Principal Executive Officer

Date:  June 29, 2005

By:  /s/ Thomas F. Doodian
         Thomas F. Doodian
         Treasurer and Principal Financial Officer

Date:  June 29, 2005